Fair Value Measurements (Details) - Schedule of Change in Fair Value of the Forward Purchase Agreement Assets and Liabilities - USD ($)	3 Months Ended			12 Months Ended
	Sep. 30, 2023	Jun. 30, 2023	Mar. 31, 2023	Dec. 31, 2022
Schedule of Change in Fair Value of the Forward Purchase Agreement Assets and Liabilities [Abstract]
Derivative liabilities at January 1, 2022			$ 331,777
Loss on entry into Forward Purchase Agreement				295,330
Change in fair value of derivative liabilities	$ 324,049	$ (367,567)	$ 190,109	36,447
Derivative liabilities at December 31, 2022	$ 172			$ 331,777